Note 9 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
9.           Related Party Transactions

We are obligated to reimburse Emory University (a significant stockholder of the Company) for ongoing costs in connection with the filing, prosecution and maintenance of patent applications subject to a license agreement for technology associated with the vaccines we are developing.  The expense associated with these ongoing patent cost reimbursements to Emory amounted to $249,907, $193,674, and $85,673 for the years ended December 31, 2011, 2010, and 2009, respectively.

We have entered into two subcontracts with Emory for the purpose of conducting research and development activities associated with our grant from the NIH (see Note 3).  During 2011, 2010, and 2009, we recorded $1,172,758, $1,391,203, and $816,651, respectively, of expense associated with these subcontracts.  All amounts paid to Emory under these subcontracts are reimbursable to us pursuant to the NIH grant.

Through November 2009, we leased office and laboratory space on a month-to-month basis from Emtech Biotechnology Development, Inc., a related party associated with Emory.  Rent expense associated with this lease totaled $43,112 for the year ended December 31, 2009.

In March 2008, we entered into a consulting agreement with Donald Hildebrand, a former member of our Board of Directors and our former President & Chief Executive Officer, pursuant to which Mr. Hildebrand provides business and technical advisory services to the Company.  The term of the consulting agreement, as amended, began on April 1, 2008 and ends on December 31, 2012.  During 2011, 2010, and 2009, we recorded $24,000, $57,600, and $57,600, respectively, of expense associated with the consulting agreement.

In December 2011, members of our management and Board of Directors participated in the private placement offering of our common stock and warrants described in Note 6, whereby they purchased an aggregate of 335,954 shares of our common stock for a total purchase price of $225,089 and received five-year warrants to purchase an additional 503,932 shares of our common stock exercisable at $1.00 per share.